World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	179,732,788.97	15,466
Yield Supplement Overcollateralization Amount at 05/31/15	1,935,392.06	0
Receivables Balance at 05/31/15	181,668,181.03	15,466
Principal Payments	10,272,958.39	455
Defaulted Receivables	202,522.75	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	1,750,911.01	0
Pool Balance at 06/30/15	169,441,788.88	14,999

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	23.96%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	7,624,880.50
Actual Overcollateralization	7,624,880.50

Weighted Average APR	3.53%
Weighted Average APR, Yield Adjusted	4.53%
Weighted Average Remaining Term	32.37

Delinquent Receivables:
Past Due 31-60 days	2,944,836.63	199
Past Due 61-90 days	917,428.76	56
Past Due 91 + days	142,312.03	10
Total	4,004,577.42	265

Total 31+ Delinquent as % Ending Pool Balance	2.36%

Recoveries	174,789.83

Aggregate Net Losses/(Gains) - June 2015	27,732.92
Current Net Loss Ratio (Annualized)	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	10,986,588.09
Advances	1,766.82
Investment Earnings on Cash Accounts	1,400.48
Servicing Fee	(151,390.15)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,838,365.24

Distributions of Available Funds
(1) Class A Interest	97,881.44
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	2,203,024.59
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,624,880.50
(7) Distribution to Certificateholders	899,909.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,838,365.24

Servicing Fee	151,390.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 06/15/15	171,644,813.47
Principal Paid	9,827,905.09
Note Balance @ 07/15/15	161,816,908.38

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-3
Note Balance @ 06/15/15	49,787,813.47
Principal Paid	9,827,905.09
Note Balance @ 07/15/15	39,959,908.38
Note Factor @ 07/15/15	22.7044934%

Class A-4
Note Balance @ 06/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	107,515,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	14,342,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	110,550.21
Total Principal Paid	9,827,905.09
Total Paid	9,938,455.30

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	25,308.81
Principal Paid	9,827,905.09
Total Paid to A-3 Holders	9,853,213.90

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1616569
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.3712868
Total Distribution Amount	14.5329437

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1438001
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.8403698
Total A-3 Distribution Amount	55.9841699

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	224.16
Noteholders' Principal Distributable Amount	775.84

Account Balances	$ Amount

Advances
Balance as of 05/31/15	33,996.48
Balance as of 06/30/15	35,763.30
Change	1,766.82

Reserve Account
Balance as of 06/15/15	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36